Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	17,606.50
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 17,606.50
Narrative - Max Aggregate Offering Price	$ 115,000,000.00
Final Prospectus	true